Other income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[1]	$ 10	$ 1	$ (1)	$ 11	$ (1)
Net gains / (losses) from disposals of investments in associates		0	4	0	4	0
Share of net profits of associates and joint ventures		10	15	15	25	31
Impairments related to associates		(1)	0	0	(1)	0
Total		20	19	14	39	30
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		1	1	0	2	0
Net gains / (losses) from disposals of financial assets measured at amortized cost		0	0	(1)	0	0
Income from properties	[2]	7	7	6	13	13
Net gains / (losses) from disposals of properties held for sale		7	0	0	7	0
Other		70	22	24	92	43
Total other income		$ 105	$ 49	$ 44	$ 154	$ 86

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches
[2]	Includes rent received from third parties.